Baird Intermediate Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$154,950,000	$158,714,802
1.875%, 03/31/2022	342,425,000	351,373,527
2.500%, 05/15/2024	457,300,000	495,384,516
2.250%, 11/15/2025	353,900,000	389,068,813
2.000%, 11/15/2026	30,400,000	33,374,687
2.250%, 11/15/2027	257,800,000	289,944,437
3.125%, 11/15/2028	69,400,000	83,637,844
1.625%, 08/15/2029	144,625,000	157,505,664
Total U.S. Treasury Securities (Cost $1,884,810,358)		1,959,004,290	39.4%

Other Government Related Securities
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,000,000	2,095,938
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	5,150,000	5,680,118
Sinopec Group Overseas Development [2016] Ltd.,
2.750%, 05/03/2021 (1)(2)	5,300,000	5,354,908
Total Other Government Related Securities (Cost $12,365,439)		13,130,964	0.3%

Corporate Bonds
Industrials
Abbott Laboratories,
3.400%, 11/30/2023	4,853,000	5,277,398
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,495,000	1,643,215
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	7,730,000	7,972,501
Allegion PLC,
3.500%, 10/01/2029 (1)	3,160,000	3,449,245
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	4,523,000	4,792,306
Anheuser-Busch InBev Worldwide, Inc.:
3.650%, 02/01/2026	3,945,000	4,422,360
4.750%, 01/23/2029	835,000	1,019,050
ArcelorMittal,
4.550%, 03/11/2026 (1)	4,015,000	4,350,498
AT&T, Inc.:
4.300%, 02/15/2030	9,604,000	11,383,912
2.750%, 06/01/2031	7,900,000	8,334,958
2.250%, 02/01/2032	1,000,000	1,000,198
Baxter International, Inc.,
3.750%, 10/01/2025 (2)	5,150,000	5,842,309
Becton Dickinson and Co.,
7.000%, 08/01/2027	1,900,000	2,393,642
Bemis Co., Inc.,
2.630%, 06/19/2030	4,525,000	4,823,508
Boardwalk Pipelines LP,
5.950%, 06/01/2026	1,360,000	1,583,409
Broadcom, Inc.:
3.625%, 10/15/2024	8,000,000	8,722,998
3.150%, 11/15/2025	10,000,000	10,831,287
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	2,650,000	2,661,599
3.750%, 09/25/2027	5,000,000	5,428,440
Campbell Soup Co.,
3.950%, 03/15/2025	8,000,000	8,925,330
Carrier Global Corp.,
2.242%, 02/15/2025 (2)	13,275,000	13,848,099
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028	12,300,000	14,350,802
Charter Communications Operating LLC:
4.464%, 07/23/2022	10,548,000	11,167,559
4.908%, 07/23/2025	1,277,000	1,476,496
3.750%, 02/15/2028	5,830,000	6,445,676
4.200%, 03/15/2028	2,070,000	2,349,287
5.050%, 03/30/2029	3,000,000	3,595,750
Cigna Corp.,
3.000%, 07/15/2023	5,655,000	5,999,172
CK Hutchison International Ltd.,
3.250%, 04/11/2024 (1)(2)	10,000,000	10,647,448
CNH Industrial Capital LLC:
3.875%, 10/15/2021	3,000,000	3,081,634
4.200%, 01/15/2024	2,800,000	3,008,397
CNH Industrial NV:
4.500%, 08/15/2023 (1)	5,000,000	5,431,066
3.850%, 11/15/2027 (1)	2,243,000	2,424,926
Coca-Cola Femsa SAB de CV,
2.750%, 01/22/2030 (1)	8,875,000	9,438,918
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025	630,000	726,677
Comcast Corp.,
3.100%, 04/01/2025	8,925,000	9,833,761
Conagra Brands, Inc.,
8.250%, 09/15/2030	1,140,000	1,695,978
Constellation Brands, Inc.:
2.700%, 05/09/2022	2,975,000	3,071,502
3.500%, 05/09/2027	3,625,000	4,052,405
Cox Communications, Inc.:
3.250%, 12/15/2022 (2)	3,610,000	3,805,243
3.850%, 02/01/2025 (2)	2,800,000	3,107,677
3.350%, 09/15/2026 (2)	1,927,000	2,143,229
CVS Health Corp.:
4.100%, 03/25/2025	803,000	907,093
3.625%, 04/01/2027	2,500,000	2,798,514
1.300%, 08/21/2027	5,750,000	5,663,706
4.300%, 03/25/2028	15,125,000	17,703,382
CVS Pass-Through Trust,
5.926%, 01/10/2034 (2)	2,042,478	2,363,752
Daimler Finance North America LLC:
3.750%, 11/05/2021 (2)	6,800,000	7,027,302
1.750%, 03/10/2023 (2)	11,000,000	11,211,771
Dentsply Sirona,
3.250%, 06/01/2030	10,000,000	10,871,814
Diageo Capital PLC,
2.000%, 04/29/2030 (1)	3,275,000	3,377,683
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	996,000	1,019,539
5.450%, 06/15/2023 (2)	12,100,000	13,265,540
6.020%, 06/15/2026 (2)	3,000,000	3,522,538
Dollar Tree, Inc.,
3.700%, 05/15/2023	5,050,000	5,430,699
Dow Chemical Co.,
4.550%, 11/30/2025	2,515,000	2,925,614
DuPont de Nemours, Inc.,
4.493%, 11/15/2025	4,175,000	4,812,356
DXC Technology Co.:
4.450%, 09/18/2022	14,000,000	14,697,486
4.250%, 04/15/2024	5,700,000	6,159,456
Ecolab, Inc.,
4.800%, 03/24/2030	10,000,000	12,755,424
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (8)	6,575,000	6,650,677
EI du Pont de Nemours and Co.,
1.700%, 07/15/2025	10,000,000	10,379,853
Emerson Electric Co.,
1.950%, 10/15/2030	12,600,000	13,058,523
Energy Transfer Operating LP:
4.500%, 04/15/2024	1,000,000	1,059,237
5.500%, 06/01/2027	17,931,000	19,743,568
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	9,000,000
EQT Midstream Partners LP,
4.125%, 12/01/2026	5,000,000	4,764,925
Equifax, Inc.,
2.600%, 12/01/2024	5,000,000	5,340,928
Equinix, Inc.,
1.800%, 07/15/2027	7,000,000	7,065,391
ERAC USA Finance LLC,
2.600%, 12/01/2021 (2)	4,825,000	4,908,959
Exxon Mobil Corp.:
1.571%, 04/15/2023	7,500,000	7,714,275
2.992%, 03/19/2025	13,550,000	14,848,860
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	5,930,000	6,877,522
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	2,373,000	2,526,855
3.875%, 06/05/2024	1,247,000	1,375,335
3.000%, 08/15/2026	2,027,000	2,248,550
4.250%, 05/15/2028	8,690,000	10,412,248
3.750%, 05/21/2029	7,000,000	8,237,817
Fiserv, Inc.:
3.500%, 10/01/2022	3,050,000	3,216,238
2.250%, 06/01/2027	16,000,000	16,899,035
4.200%, 10/01/2028	1,035,000	1,229,180
FMC Corp.,
4.100%, 02/01/2024	4,685,000	5,098,234
Ford Motor Credit Co. LLC:
5.750%, 02/01/2021	2,000,000	2,012,500
3.336%, 03/18/2021	1,800,000	1,800,450
3.339%, 03/28/2022	2,000,000	1,992,200
2.979%, 08/03/2022	12,000,000	11,820,000
4.250%, 09/20/2022	1,545,000	1,558,380
Fortune Brands Home & Security, Inc.:
4.000%, 09/21/2023	5,775,000	6,315,171
3.250%, 09/15/2029	2,725,000	3,008,055
Fox Corp.,
4.030%, 01/25/2024	5,155,000	5,675,301
Freeport-McMoRan, Inc.,
3.875%, 03/15/2023	1,100,000	1,133,231
General Electric Co.,
3.150%, 09/07/2022	3,125,000	3,263,739
General Motors Financial Co., Inc.:
4.375%, 09/25/2021	5,325,000	5,493,645
4.200%, 11/06/2021	2,000,000	2,064,289
3.450%, 01/14/2022	1,475,000	1,512,781
3.150%, 06/30/2022	1,000,000	1,027,250
4.150%, 06/19/2023	1,325,000	1,406,514
1.700%, 08/18/2023	10,000,000	10,024,988
2.900%, 02/26/2025	4,000,000	4,122,280
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (1)	7,000,000	7,330,323
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	1,750,000	1,876,157
4.125%, 03/12/2024 (2)	5,000,000	5,417,951
4.625%, 04/29/2024 (2)	1,000,000	1,101,652
4.000%, 03/27/2027 (2)	4,850,000	5,296,131
3.875%, 10/27/2027 (2)	1,150,000	1,253,937
Global Payments, Inc.,
3.750%, 06/01/2023	2,325,000	2,492,753
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	8,129,000	8,504,072
3.875%, 06/27/2024 (1)(2)	5,340,000	5,802,978
HP, Inc.,
2.200%, 06/17/2025	18,325,000	19,195,853
Husky Energy, Inc.,
4.400%, 04/15/2029 (1)	5,000,000	5,216,065
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	7,000,000	7,316,125
Hyundai Capital America,
3.450%, 03/12/2021 (2)	9,000,000	9,104,548
Ingersoll-Rand Co.,
6.391%, 11/15/2027 (1)	1,195,000	1,494,692
International Business Machines Corp.,
3.300%, 05/15/2026	6,150,000	6,925,597
JB Hunt Transport Services, Inc.,
3.875%, 03/01/2026	3,000,000	3,464,884
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (1)(2)	5,000,000	5,242,776
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (2)	1,000,000	1,126,038
7.800%, 08/01/2031	12,425,000	17,193,507
Kraft Heinz Foods Co.,
6.375%, 07/15/2028	7,929,000	9,761,866
Lear Corp.,
3.800%, 09/15/2027	1,000,000	1,055,391
Lennox International, Inc.,
1.350%, 08/01/2025	7,000,000	7,052,467
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	1,100,000	1,150,480
Microchip Technology, Inc.,
3.922%, 06/01/2021	7,000,000	7,154,932
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024 (2)	7,450,000	7,515,970
Mosaic Co.,
4.250%, 11/15/2023	8,606,000	9,340,542
MPLX LP:
4.875%, 06/01/2025	10,219,000	11,566,293
4.800%, 02/15/2029	3,475,000	3,978,309
Newell Brands, Inc.,
3.850%, 04/01/2023	3,166,000	3,309,356
Nissan Motor Acceptance Corp.,
3.650%, 09/21/2021 (2)	7,210,000	7,353,082
Nutrien Ltd.,
3.150%, 10/01/2022 (1)	1,306,000	1,364,299
nVent Finance Sarl,
3.950%, 04/15/2023 (1)	18,275,000	19,054,603
NXP Semiconductors NV:
3.875%, 09/01/2022 (1)(2)	7,000,000	7,398,421
4.875%, 03/01/2024 (1)(2)	5,790,000	6,510,955
Occidental Petroleum Corp.:
2.900%, 08/15/2024	5,000,000	4,242,150
7.500%, 10/15/2026	1,288,000	1,121,906
ONEOK, Inc.:
7.500%, 09/01/2023	7,470,000	8,566,139
2.750%, 09/01/2024	3,300,000	3,379,802
Oracle Corp.,
2.800%, 04/01/2027	10,500,000	11,545,175
Orange SA,
9.000%, 03/01/2031 (1)	4,125,000	6,724,167
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (2)	8,000,000	8,487,750
3.950%, 03/10/2025 (2)	12,000,000	13,348,472
PepsiCo, Inc.,
2.625%, 03/19/2027	5,650,000	6,207,460
Phillips 66,
2.150%, 12/15/2030	10,000,000	9,724,966
Phillips 66 Partners LP,
3.605%, 02/15/2025	2,000,000	2,124,148
POSCO:
5.250%, 04/14/2021 (1)(2)	3,000,000	3,064,680
4.000%, 08/01/2023 (1)(2)	5,000,000	5,369,200
Procter & Gamble Co.,
2.800%, 03/25/2027	10,000,000	11,223,564
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	1,100,000	1,170,371
Roper Technologies, Inc.:
3.800%, 12/15/2026	1,450,000	1,673,198
2.000%, 06/30/2030	14,675,000	14,959,579
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026	9,730,000	11,505,669
4.500%, 05/15/2030 (2)	4,500,000	5,069,032
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)(9)	1,675,000	896,125
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	2,000,000	2,096,038
Shell International Finance BV:
2.375%, 04/06/2025 (1)	5,000,000	5,330,124
2.750%, 04/06/2030 (1)	5,000,000	5,467,450
Sherwin-Williams Co.,
3.300%, 02/01/2025	3,851,000	4,078,837
Smithfield Foods, Inc.,
2.650%, 10/03/2021 (2)	8,000,000	8,049,592
Solvay Finance America LLC,
4.450%, 12/03/2025 (2)	6,145,000	6,917,305
Southern Natural Gas Co. LLC,
8.000%, 03/01/2032	2,523,000	3,581,561
Sysco Corp.,
2.600%, 06/12/2022	150,000	155,023
TC PipeLines LP:
4.375%, 03/13/2025	5,500,000	6,020,191
3.900%, 05/25/2027	8,425,000	9,030,134
Telefonica Emisiones SA,
5.462%, 02/16/2021 (1)	650,000	662,017
Toyota Motor Credit Corp.,
2.900%, 03/30/2023	10,000,000	10,602,456
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	556,000	569,108
Tyson Foods, Inc.,
4.000%, 03/01/2026	3,000,000	3,436,530
Vale Overseas Ltd.,
6.250%, 08/10/2026 (1)	3,830,000	4,528,975
Valero Energy Corp.,
3.400%, 09/15/2026	4,985,000	5,356,831
Verisk Analytics, Inc.,
4.125%, 03/15/2029	3,000,000	3,537,875
Verizon Communications, Inc.:
3.376%, 02/15/2025	853,000	950,722
4.125%, 03/16/2027	3,196,000	3,778,638
3.000%, 03/22/2027	13,000,000	14,473,622
4.329%, 09/21/2028	2,051,000	2,486,835
4.016%, 12/03/2029	5,628,000	6,739,296
VISA, Inc.,
1.900%, 04/15/2027	4,775,000	5,071,442
Vodafone Group PLC,
3.750%, 01/16/2024 (1)	3,940,000	4,301,289
Volkswagen Group of America Finance LLC:
1.197%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	1,800,000	1,808,806
4.000%, 11/12/2021 (2)	8,000,000	8,293,195
2.850%, 09/26/2024 (2)	8,600,000	9,120,314
Wabtec Corp.:
4.375%, 08/15/2023	12,302,000	13,007,965
3.450%, 11/15/2026	5,000,000	5,308,766
Walgreens Boots Alliance, Inc.,
3.200%, 04/15/2030	6,335,000	6,639,720
Waste Management, Inc.,
3.125%, 03/01/2025	4,000,000	4,383,221
Western Midstream Operating LP,
4.500%, 03/01/2028	7,195,000	6,763,300
Williams Companies, Inc.:
3.700%, 01/15/2023	1,775,000	1,875,881
4.300%, 03/04/2024	14,329,000	15,669,631
WRKCo, Inc.,
3.900%, 06/01/2028	8,275,000	9,431,552
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	650,000	722,982
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023	10,000,000	10,677,091
Zoetis, Inc.:
3.250%, 02/01/2023	7,500,000	7,913,401
4.500%, 11/13/2025	2,000,000	2,339,553
Total Industrials (Cost $1,079,134,840)		1,150,464,345	23.1%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	6,200,000	6,564,414
Avangrid, Inc.,
3.800%, 06/01/2029	10,975,000	12,699,647
Berkshire Hathaway Energy Co.,
4.050%, 04/15/2025 (2)	14,925,000	17,044,627
Edison International:
2.950%, 03/15/2023	2,650,000	2,720,982
4.125%, 03/15/2028	13,600,000	13,953,538
Enel Finance International NV:
3.625%, 05/25/2027 (1)(2)	1,550,000	1,723,549
3.500%, 04/06/2028 (1)(2)	13,550,000	15,099,037
Entergy Corp.,
2.800%, 06/15/2030	12,425,000	13,432,452
FirstEnergy Corp.,
2.050%, 03/01/2025	6,450,000	6,545,519
ITC Holdings Corp.,
2.950%, 05/14/2030 (2)	15,717,000	16,901,101
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030	6,000,000	6,697,311
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,635,691
RGS I&M Funding Corp.,
9.820%, 12/07/2022	303,562	312,574
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	3,800,000	3,959,811
Total Utilities (Cost $110,080,728)		120,290,253	2.4%

Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025 (1)(2)	14,323,000	16,129,130
AerCap Holdings NV,
2.875%, 08/14/2024 (1)	5,000,000	4,815,705
Aetna, Inc.,
2.800%, 06/15/2023	4,010,000	4,225,763
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	3,000,000	3,217,640
Air Lease Corp.,
2.250%, 01/15/2023	3,800,000	3,824,108
American International Group, Inc.:
4.875%, 06/01/2022	6,000,000	6,431,672
4.125%, 02/15/2024	1,000,000	1,108,271
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	770,036
Anthem, Inc.:
3.350%, 12/01/2024	10,000,000	10,985,955
2.375%, 01/15/2025	12,000,000	12,761,672
Banco Santander SA,
3.500%, 04/11/2022 (1)	4,400,000	4,564,016
Bank of America Corp.:
3.300%, 01/11/2023	4,710,000	4,999,610
2.816%, 07/21/2023 (3 Month LIBOR USD + 0.930%) (3)	3,500,000	3,635,184
4.000%, 04/01/2024	1,596,000	1,768,740
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%) (3)	10,000,000	10,829,830
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	5,060,000	5,485,537
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	3,295,000	3,552,998
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%) (3)	5,050,000	5,710,463
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%) (3)	1,519,000	1,690,306
Bank of Montreal,
3.300%, 02/05/2024 (1)	10,000,000	10,833,524
Bank of New Zealand,
3.500%, 02/20/2024 (1)(2)	5,000,000	5,445,746
Bank of Nova Scotia:
1.625%, 05/01/2023 (1)	10,000,000	10,260,860
4.500%, 12/16/2025 (1)	7,000,000	8,108,687
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	8,000,000	8,678,116
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	5,000,000	5,260,544
Barclays PLC:
3.684%, 01/10/2023 (1)	7,350,000	7,577,140
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	4,500,000	4,846,188
4.337%, 01/10/2028 (1)	2,275,000	2,533,349
BBVA USA:
2.875%, 06/29/2022	3,475,000	3,580,581
3.875%, 04/10/2025	4,200,000	4,506,399
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)	10,000,000	10,599,738
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%) (1)(2)(3)	5,000,000	5,269,097
BNZ International Funding Ltd.,
3.375%, 03/01/2023 (1)(2)	2,000,000	2,135,600
Boston Properties LP,
3.200%, 01/15/2025	12,175,000	13,184,979
BPCE SA:
5.700%, 10/22/2023 (1)(2)	5,375,000	6,028,029
4.000%, 04/15/2024 (1)	3,500,000	3,876,468
4.625%, 07/11/2024 (1)(2)	10,000,000	10,976,756
Brown & Brown, Inc.:
4.200%, 09/15/2024	10,461,000	11,543,810
4.500%, 03/15/2029	5,000,000	5,706,745
2.375%, 03/15/2031	3,500,000	3,521,524
Capital One Financial Corp.,
3.650%, 05/11/2027	3,000,000	3,323,854
Citigroup, Inc.:
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	2,000,000	2,075,347
3.750%, 06/16/2024	500,000	551,885
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	10,040,000	10,862,518
3.200%, 10/21/2026	5,000,000	5,515,500
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	9,000,000	10,187,036
Citizens Bank NA,
2.250%, 04/28/2025	19,000,000	20,209,623
CNA Financial Corp.:
7.250%, 11/15/2023	1,980,000	2,341,461
4.500%, 03/01/2026	5,070,000	5,953,787
3.900%, 05/01/2029	4,000,000	4,588,063
Cooperatieve Rabobank UA:
3.950%, 11/09/2022 (1)	2,250,000	2,390,822
4.625%, 12/01/2023 (1)	7,400,000	8,221,824
3.750%, 07/21/2026 (1)	1,276,000	1,421,071
Credit Agricole SA,
3.375%, 01/10/2022 (1)(2)	7,400,000	7,642,837
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	1,000,000	1,034,388
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	4,000,000	4,317,740
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(2)(3)	7,000,000	7,309,726
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 (1)	9,000,000	9,682,415
Deutsche Bank AG:
3.150%, 01/22/2021 (1)	1,500,000	1,509,075
4.250%, 10/14/2021 (1)	7,000,000	7,205,973
3.300%, 11/16/2022 (1)	5,175,000	5,351,748
2.222%, 09/18/2024 (SOFR + 2.159%) (1)(3)	5,000,000	5,034,750
Discover Financial Services:
3.950%, 11/06/2024	4,200,000	4,621,681
4.100%, 02/09/2027	9,000,000	9,980,717
First Horizon National Corp.,
3.500%, 12/15/2020	13,196,000	13,240,847
FirstMerit Bank NA,
4.270%, 11/25/2026	1,650,000	1,897,996
GE Capital Funding LLC,
4.050%, 05/15/2027 (2)	5,000,000	5,388,503
Goldman Sachs Group, Inc.:
3.500%, 01/23/2025	2,000,000	2,194,405
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	3,500,000	3,788,357
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	4,000,000	4,483,715
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	3,100,000	3,615,260
Guardian Life Global Funding,
3.400%, 04/25/2023 (2)	9,000,000	9,654,780
Hartford Financial Services Group, Inc.,
2.800%, 08/19/2029	3,625,000	3,930,686
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (2)	10,000,000	10,242,555
High Street Funding Trust I,
4.111%, 02/15/2028 (2)	5,000,000	5,730,633
Highmark, Inc.,
4.750%, 05/15/2021 (2)	2,000,000	2,051,264
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	10,140,000	10,482,981
3.600%, 05/25/2023 (1)	2,700,000	2,875,298
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	3,000,000	3,241,419
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%) (1)(3)	7,235,000	8,077,805
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	1,000,000	1,116,469
Humana, Inc.,
2.900%, 12/15/2022	6,275,000	6,563,782
ING Bank NV,
5.800%, 09/25/2023 (1)(2)	986,000	1,106,995
ING Groep NV,
3.550%, 04/09/2024 (1)	4,000,000	4,356,222
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	4,750,000	5,014,815
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,350,000	11,102,556
Jefferies Group LLC:
6.875%, 04/15/2021	2,000,000	2,064,794
4.850%, 01/15/2027	1,425,000	1,609,414
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	11,325,000	13,416,422
JPMorgan Chase & Co.:
1.494%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	5,035,000	5,112,719
4.023%, 12/05/2024 (3 Month LIBOR USD + 1.000%) (3)	20,000,000	21,946,557
2.301%, 10/15/2025 (SOFR + 1.160%) (3)	13,000,000	13,677,637
2.005%, 03/13/2026 (SOFR + 1.585%) (3)	7,625,000	7,894,571
2.083%, 04/22/2026 (SOFR + 1.850%) (3)	3,000,000	3,137,340
2.522%, 04/22/2031 (SOFR + 2.040%) (3)	1,500,000	1,596,110
KeyBank NA:
3.180%, 05/22/2022	2,750,000	2,864,223
3.400%, 05/20/2026	2,200,000	2,466,926
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	10,000,000	10,320,171
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	966,000	1,058,967
4.569%, 02/01/2029 (2)	1,559,000	1,880,836
Life Storage LP,
3.875%, 12/15/2027	8,000,000	8,951,251
Lloyds Bank PLC,
4.050%, 08/16/2023 (1)	4,580,000	4,956,389
Macquarie Bank Ltd.,
6.625%, 04/07/2021 (1)(2)	5,482,000	5,649,314
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	5,250,000	5,489,594
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	4,000,000	4,288,081
Marsh & McLennan Companies, Inc.,
3.875%, 03/15/2024	1,550,000	1,717,170
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)	12,053,000	13,734,165
MBIA Insurance Corp.,
11.535%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(9)	500,000	175,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (2)	1,300,000	1,370,684
Mitsubishi UFJ Financial Group, Inc.:
2.998%, 02/22/2022 (1)	2,595,000	2,681,728
3.455%, 03/02/2023 (1)	2,000,000	2,130,872
2.193%, 02/25/2025 (1)	5,000,000	5,236,793
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022 (1)	5,000,000	5,191,468
4.600%, 03/27/2024 (1)(2)	7,000,000	7,680,804
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	3,000,000	3,262,500
Morgan Stanley:
1.664%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	7,000,000	7,112,471
2.188%, 04/28/2026 (SOFR + 1.990%) (3)	10,000,000	10,472,847
3.125%, 07/27/2026	4,600,000	5,092,480
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	235,805
National Australia Bank Ltd.,
2.332%, 08/21/2030 (1)(2)	7,575,000	7,493,078
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	5,000,000	5,313,314
4.000%, 09/14/2026 (1)(2)	10,000,000	10,832,379
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,478,000	1,510,757
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031 (2)	2,195,000	3,162,189
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	12,850,000	13,656,209
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	6,556,000	7,218,192
People's United Bank NA,
4.000%, 07/15/2024	5,000,000	5,343,423
Pine Street Trust I,
4.572%, 02/15/2029 (2)	5,000,000	5,805,223
Principal Life Global Funding II,
3.000%, 04/18/2026 (2)	7,000,000	7,788,310
Protective Life Corp.,
4.300%, 09/30/2028 (2)	1,400,000	1,546,811
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	8,300,000	10,824,080
Regions Financial Corp.,
2.750%, 08/14/2022	4,725,000	4,914,224
Reliance Standard Life Global Funding II:
3.050%, 01/20/2021 (2)	5,000,000	5,036,915
2.750%, 01/21/2027 (2)	11,775,000	12,298,403
Royal Bank of Scotland Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	7,454,000	8,097,006
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	4,700,000	5,604,570
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	6,850,000	7,927,064
Santander UK Group Holdings PLC:
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%) (1)(3)	2,500,000	2,610,464
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%) (1)(3)	5,000,000	5,510,020
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	3,675,000	4,007,771
SMBC Aviation Capital Finance DAC:
3.000%, 07/15/2022 (1)(2)	4,000,000	4,078,491
3.550%, 04/15/2024 (1)(2)	6,075,000	6,373,765
Societe Generale SA:
4.250%, 09/14/2023 (1)(2)	5,000,000	5,410,539
5.000%, 01/17/2024 (1)(2)	3,350,000	3,618,257
2.625%, 01/22/2025 (1)(2)	2,855,000	2,946,172
4.250%, 04/14/2025 (1)(2)	4,814,000	5,134,908
Standard Chartered PLC:
3.050%, 01/15/2021 (1)(2)	10,350,000	10,418,956
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	4,125,000	4,386,087
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%) (1)(2)(3)	5,000,000	5,180,226
Stifel Financial Corp.,
4.250%, 07/18/2024	10,139,000	11,371,823
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,100,412
4.250%, 08/15/2024	5,275,000	5,732,076
3.700%, 08/04/2026	3,000,000	3,210,382
Trinity Acquisition PLC,
4.400%, 03/15/2026 (1)	1,125,000	1,299,112
UBS Group Funding Switzerland AG,
3.491%, 05/23/2023 (1)(2)	3,050,000	3,180,946
Voya Financial, Inc.:
3.125%, 07/15/2024	3,350,000	3,609,740
3.650%, 06/15/2026	2,410,000	2,731,348
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (2)	5,274,000	5,275,154
Wells Fargo & Co.:
2.625%, 07/22/2022	10,000,000	10,367,980
1.491%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,062,285
1.654%, 06/02/2024 (SOFR + 1.600%) (3)	5,000,000	5,093,244
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%) (3)	5,000,000	5,191,855
2.188%, 04/30/2026 (SOFR + 2.000%) (3)	16,000,000	16,688,478
Westpac Banking Corp.,
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%) (1)(3)	2,000,000	2,072,720
Willis North America, Inc.:
3.600%, 05/15/2024	8,150,000	8,901,216
4.500%, 09/15/2028	8,500,000	10,106,590
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	3,450,000	3,527,078
Total Financials (Cost $927,308,905)		989,518,045	19.9%
Total Corporate Bonds (Cost $2,116,524,473)		2,260,272,643	45.4%

Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	3,305,000	3,508,423
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,149,740
City of Berwyn IL:
5.790%, 12/01/2022	880,000	906,277
5.790%, 12/01/2022	2,265,000	2,330,096
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	2,345,000	2,441,215
County of Hamilton OH,
3.374%, 06/01/2034	10,000,000	11,000,400
GBG LLC,
2.250%, 09/01/2030 (2)	1,300,000	1,299,250
Great Lakes Water Authority,
2.315%, 07/01/2031	2,000,000	2,099,800
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 11/02/2020)	570,000	575,683
Massachusetts Educational Financing Authority,
5.000%, 01/01/2025	5,450,000	6,228,751
New Jersey Economic Development Authority:
0.000%, 02/15/2021	3,000,000	2,993,100
0.000%, 02/15/2022	2,000,000	1,976,220
New Jersey Higher Education Student Assistance Authority:
5.000%, 12/01/2024	2,100,000	2,394,924
5.000%, 12/01/2024	2,450,000	2,794,078
5.000%, 12/01/2025	1,680,000	1,957,485
5.000%, 12/01/2025	2,675,000	3,116,830
5.000%, 12/01/2026	1,550,000	1,835,417
5.000%, 12/01/2026	2,350,000	2,782,729
5.000%, 12/01/2027	1,000,000	1,200,390
5.000%, 12/01/2027	1,600,000	1,920,624
5.000%, 12/01/2028	1,225,000	1,484,210
5.000%, 12/01/2028	1,130,000	1,369,108
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)	5,000,000	5,324,000
Niagara Area Development Corp.:
3.004%, 05/01/2025	1,000,000	1,009,810
3.204%, 05/01/2026	1,995,000	2,024,985
3.272%, 05/01/2027	2,060,000	2,090,714
3.372%, 05/01/2028	2,130,000	2,159,863
3.422%, 05/01/2029	2,200,000	2,221,670
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	140,000	141,525
3.000%, 01/01/2033 (Callable 01/01/2025)	1,675,000	1,692,252
North East Independent School District,
5.240%, 08/01/2027	2,100,000	2,587,368
San Diego Convention Center Expansion Financing Authority:
1.987%, 04/15/2026	3,440,000	3,459,986
2.363%, 04/15/2028	1,325,000	1,337,270
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	975,000	990,395
Winnebago & Boone Counties School District No. 205:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,380,004
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,841,304
Total Municipal Bonds (Cost $84,245,512)		87,625,896	1.8%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series G-29, Class O, 8.500%, 09/25/2021	16	16
Series 1991-137, Class H, 7.000%, 10/25/2021	2,186	2,224
Series 1993-32, Class H, 6.000%, 03/25/2023	3,140	3,287
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	5,070	5,128
6.000%, 07/01/2028	2,627	2,980
Federal Home Loan Mortgage Corp. (FHLMC),
Series 1395, Class G, 6.000%, 10/15/2022	1,256	1,302
Federal National Mortgage Association (FNMA),
0.875%, 08/05/2030	24,400,000	24,092,374
Total U.S. Government Agency Issues (Cost $24,357,619)		24,107,311	0.5%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2004-8CB, Class A, 0.418%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	99,443	99,394
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 (6)	27,543	27,532
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027 (4)	104	107
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 0.488%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	378,292	377,152
Series 2005-W5, Class A1, 0.383%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	4,837,382	4,775,427
Banc of America Alternative Loan Trust,
Series 2006-2, Class 7A1, 6.000%, 03/25/2021 (6)	22,895	20,751
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	1,592,307	1,720,183
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.428%, 07/25/2034 (4)	637,801	640,368
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (7)	29,823	30,956
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	70	71
Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 (4)	2,280	2,273
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (4)	7,976	8,104
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	357,305	347,509
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	609	580
Series 1999-2, Class A7F, 7.030%, 08/15/2030 (6)	121,276	122,328
GSAMP Trust,
Series 2005-WMC2, Class A1B, 0.768%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	477,073	476,499
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (7)	309	312
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.706%, 03/25/2036 (4)	235,237	216,586
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 0.378%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	82,468	82,458
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	2,671,028	2,889,728
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 12/31/2020 (6)	1,187	1,143
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	495	500
Soundview Home Loan Trust,
Series 2003-2, Class A2, 1.448%, 11/25/2033 (1 Month LIBOR USD + 1.300%) (3)	1,074,177	1,069,305
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.818%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,032,053	1,027,995
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.148%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	209,586	209,605
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.839%, 10/25/2043 (4)	1,941,056	1,893,789
Towd Point Mortgage Trust:
Series 2015-5, Class A1B, 2.750%, 05/25/2055 (2)(4)	839,226	846,579
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	1,214,684	1,248,209
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	11,691,632	11,991,997
Series 2017-5, Class A1, 0.748%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	3,107,823	3,102,071
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	7,594,792	8,227,658
Series 2019-4, Class A1, 2.900%, 10/25/2059 (2)(4)	12,390,962	13,127,126
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-AR3, Class A1, 3.666%, 06/25/2034 (4)	1,562,765	1,571,955
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	2,094,455	2,279,246
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 1.148%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	1,886,520	1,848,240
Total Non-U.S. Government Agency Issues (Cost $58,114,757)		60,283,736	1.2%
Total Residential Mortgage-Backed Securities (Cost $82,472,376)		84,391,047	1.7%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	17,125,000	17,613,028
Series K028, Class A2, 3.111%, 02/25/2023	13,850,000	14,604,243
Series K723, Class A2, 2.454%, 08/25/2023	14,500,000	15,195,748
Series K038, Class A2, 3.389%, 03/25/2024	1,650,000	1,796,134
Series K727, Class A2, 2.946%, 07/25/2024	5,400,000	5,836,200
Series K041, Class A2, 3.171%, 10/25/2024	4,895,000	5,367,101
Series K043, Class A2, 3.062%, 12/25/2024	4,250,000	4,662,972
Series K048, Class A2, 3.284%, 06/25/2025 (4)	8,725,000	9,729,704
Series K050, Class A2, 3.334%, 08/25/2025 (4)	12,375,000	13,880,614
Series K734, Class A2, 3.208%, 02/25/2026	9,375,000	10,456,015
Series K062, Class A2, 3.413%, 12/25/2026	21,599,000	24,857,542
Series K068, Class A2, 3.244%, 08/25/2027	9,354,000	10,759,156
Series K071, Class A2, 3.286%, 11/25/2027	7,075,000	8,157,500
Series K073, Class A2, 3.350%, 01/25/2028	9,100,000	10,528,233
Series K083, Class A2, 4.050%, 09/25/2028 (4)	9,525,000	11,652,511
Total U.S. Government Agency Issues (Cost $154,576,675)		165,096,701	3.3%

Non-U.S. Government Agency Issues
CD Mortgage Trust,
Series 2017-CD6, Class ASB, 3.332%, 11/15/2050	10,480,000	11,573,552
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,550,000	12,013,540
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	13,635,576	14,744,096
Series 2015-GC35, Class A4, 3.818%, 11/13/2048	8,795,000	9,873,131
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%, 08/12/2050	13,025,000	14,182,871
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4, 2.694%, 04/17/2046	3,058,423	3,171,818
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.664%, 07/17/2045	3,373,000	3,594,373
Series 2014-C26, Class A4, 3.494%, 01/17/2048	14,480,202	15,869,092
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/16/2046	12,980,000	13,473,622
Series 2014-C16, Class A4, 3.600%, 06/17/2047	13,175,000	14,022,670
Series 2015-C27, Class A4, 3.753%, 12/17/2047	28,920,000	32,466,980
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	5,000,000	5,326,315
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047	13,973,331	14,608,724
Series 2015-P2, Class ASB, 3.656%, 12/17/2048	11,675,000	12,527,645
Series 2015-P2, Class A4, 3.809%, 12/17/2048	20,769,144	23,333,417
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,468,729	8,592,577
Series 2014-C24, Class ASB, 3.324%, 11/18/2047	8,379,120	8,767,195
Series 2013-C12, Class ASB, 2.838%, 03/17/2048	4,177,940	4,273,984
Total Non-U.S. Government Agency Issues (Cost $213,956,683)		222,415,602	4.5%
Total Commercial Mortgage-Backed Securities (Cost $368,533,358)		387,512,303	7.8%

Asset Backed Securities
Bank of The West Auto Trust,
Series 2019-1, Class A3, 2.430%, 04/15/2024 (2)	8,100,000	8,287,078
Conseco Financial Corp.:
Series 1998-7, Class A1, 6.320%, 05/01/2029	504,673	511,934
Series 1998-3, Class A5, 6.220%, 03/01/2030	57,249	58,278
Series 1998-4, Class A5, 6.180%, 04/01/2030	32,792	33,532
Discover Card Execution Note Trust,
Series 2017-A4, Class A4, 2.530%, 10/15/2026	4,000,000	4,290,335
Ford Credit Auto Owner Trust,
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	10,825,000	11,835,448
Hyundai Auto Lease Securitization Trust,
Series 2020-A, Class A3, 1.950%, 07/15/2023 (2)	15,050,000	15,345,005
MMAF Equipment Finance LLC:
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	414,111	414,536
Series 2020-A, Class A3, 0.970%, 04/09/2027 (2)	6,550,000	6,625,448
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	20,926	21,272
PFS Financing Corp.:
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	14,555,000	14,564,161
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)	12,125,000	12,444,883
SoFi Consumer Loan Program LLC,
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	448,550	451,030
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (2)(4)	13,054,368	13,314,964
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%, 11/25/2031 (2)	19,075,000	20,356,182
Verizon Owner Trust,
Series 2019-C, Class A1A, 1.940%, 04/20/2024	10,900,000	11,156,458
Total Asset Backed Securities (Cost $115,646,608)		119,710,544	2.4%
Total Long-Term Investments (Cost $4,664,598,124)		4,911,647,687	98.8%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.07% (5)	104,385,768	104,385,768
Total Short-Term Investment (Cost $104,385,768)		104,385,768	2.1%
Total Investments (Cost $4,768,983,892)		5,016,033,455	100.9%
Liabilities in Excess of Other Assets		(43,328,271)	(0.9)%
TOTAL NET ASSETS		$4,972,705,184	100.0%

Notes to Schedule of Investments
CMT - Constant Maturity Treasury
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2020, the value of these securities total $826,854,056, which represents 16.63% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2020.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2020.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Intermediate Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,959,004,290	$–	$1,959,004,290
Other Government Related Securities	–	13,130,964	–	13,130,964
Corporate Bonds	–	2,260,272,643	–	2,260,272,643
Municipal Bonds	–	87,625,896	–	87,625,896
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	24,107,311	–	24,107,311
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	60,283,736	–	60,283,736
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	165,096,701	–	165,096,701
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	222,415,602	–	222,415,602
Asset Backed Securities	–	119,710,544	–	119,710,544
Total Long-Term Investments	–	4,911,647,687	–	4,911,647,687
Short-Term Investment
Money Market Mutual Fund	104,385,768	–	–	104,385,768
Total Short-Term Investment	104,385,768	–	–	104,385,768
Total Investments	$104,385,768	$4,911,647,687	$–	$5,016,033,455

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.